INCOME TAXES	12 Months Ended
Oct. 31, 2021
INCOME TAXES
NOTE 4 - INCOME TAXES

NOTE 4 - INCOME TAXES

The Company follows Accounting Standards Codification 740, Accounting for Income Taxes. During 2009, there was a change in control of the Company.

Under section 382 of the Internal Revenue Code such a change in control negates much of the tax loss carry forward and deferred income tax. Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry forwards. For federal income tax purposes, the Company uses the accrual basis of accounting, the same that is used for financial reporting purposes.

The Company’s deferred tax assets for the U.S. parent company and its US subsidiary consisted of the following as of October 31, 2021, and 2020:

	2021	2020
Income/(Loss) Before Income Taxes	$(262,983)	$(109,561)
Income Tax Recovery	(55,226)	(23,008)
Valuation Allowance	55,226	23,008
	$--	$--

Net Operating Losses	$2,466,386	$2,203,403
Tax Rate	21%	21%

Deferred Tax Assets	517,941	462,715
Valuation Allowance	(517,941)	(462,715)
Net Deferred Tax Assets	$-	$-

The US companies had a net loss of $262,983, and $109,561 for the years ended October 31, 2021 and 2020, respectively. As of October 31, 2021, the US Companies had a net operating loss carry forward of $2,466,386 which can be used to offset future taxable income. Beginning December 31, 2020, 80% of the qualified net operating loss can be carried forward and applied against future net income.

A reconciliation of income taxes at the federal statutory rate to amounts provided for the years ended October 31, 2021 and 2020 is as follows:

	2021	2020
U.S. federal statutory rate	21%	21%
Net operating loss	(21)%	(21)%
Effective tax rate	--%	--%

The US Companies due to their loss have not filed US Corporate tax returns and is subject to examination back to October 31, 2012.

The Company’s deferred tax assets for the Canadian subsidiary companies consisted of the following as of October 31, 2021, and 2020:

	2021	2020
Income/(Loss) Before Income Taxes	$24,572	$7,583

Income Tax Expense	6,512	2,009
Valuation Allowance	(6,512)	(2,009)
	$--	$--

Net Operating Losses	$59,050	$76,039
Tax Rate	26.5%	26.5%

Deferred Tax Assets	15,648	20,150
Valuation Allowance	(15,648)	(20,150)
Net Deferred Tax Assets	$--	$--

The Canadian Companies had net income of $24,572 and $ 7,583 for the years ended October 31, 2021 and 2020, respectively. As of October 31, 2021, the Company had a net operating loss carry forward of $76,039 which can be used to offset future taxable income. The carry forwards will begin to expire in 2038, or twenty years after the loss is first incurred, if not used prior to that date.

A reconciliation of income taxes at the federal statutory rate to amounts provided for the years ended October 31, 2021 and 2020 is as follows:

	2021	2020
Canadian federal statutory rate	26.5%	26.5%
Net operating loss	(26.5)%	(26.5)%
Effective tax rate	--%	--%

The Canadian Companies have filed corporate tax returns through October 31, 2020 and returns since 2014 are open to examination.

During the years ended October 31, 2021 and 2020 Cogent received tax refunds of $25,901and $16,004, respectively. The refunds are received under a scientific research and development program.